Shareholder Report, Line Graph (Details) 191776_Reverb ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Nov. 03, 2022	Apr. 30, 2026
Vox Populi ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Vox Populi ETF NAV
Accumulated Value	$ 15,523	$ 13,829	$ 11,260	$ 10,000	$ 20,341
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	$ 15,546	$ 13,868	$ 11,306	$ 10,000	$ 20,373